Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Assets	Dec. 31, 2013
Schedule Of Intangible Assets And Goodwill [Line Items]
Goodwill recorded	$ 139,304
Number of intangible assets	2
Remaining useful life of amortizing asset	11 years 2 months 12 days	12 years 2 months 12 days
Amortization expense	534	534
Maracay [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Intangible assets useful life	20 years
WRECO Transaction [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Goodwill recorded	$ 139,304